Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
10.	Commitments and Contingencies

In February 2013, the Company renewed its office lease agreements for office space in Vancouver, British Columbia, effective April 1, 2013 which expires in June 2016. The Company’s lease commitment is $226,000.

In March 2013, the Company entered into an office lease agreement for office space in Ewing, New Jersey which is expected to commence in June 2013 with a term of sixty months. The Company’s lease commitment is $643,000.

Under the Ewing, New Jersey lease agreement, the Company will be obligated to maintain a letter of credit from a bank with respect to its security deposit obligations in the amount of $250,000 during the first year of the Agreement, which amount will be reduced by $50,000 per year on each of December 1, 2014, 2015 and 2016 and by $75,000 on December 1, 2017, which amounts are subject to adjustment to lower amounts upon completion of a qualified financing. As discussed in Note 11, the Company completed a private placement in April 2013 which qualifies as a qualified financing. The security deposit obligation will be reduced to $200,000 during the first year of Agreement, which amount will be reduced by $40,000 per year on each of December 1, 2014, 2015, and 2016 and by $60,000 on December 1, 2017.

The Company has a worldwide exclusive license agreement with Princeton University dated June 2007 that provides the Company with exclusive rights to some aspects of its nanoparticle polymer technology arising from research sponsored by the Company at Princeton University between 2003 and 2007. These inventions are generally characterized as particulate constructs for release of active agents for medical application. Of the products currently in Celator’s pipeline, only the hydrophobic docetaxel prodrug nanoparticle (HDPN) formulation is subject to this agreement. The Company is obligated to pay a royalty on net sales to Princeton University of a low single-digit percentage if any invention is sold by the Company or a company to which the product covered by the invention was licensed by the Company, which was generated under the exclusive licensing agreement. No royalty or other product/sub-license-related payments have been made to date. The Company is obligated to provide Princeton University a percentage within the range of 45% to 55% of proceeds obtained from a sub-license of the intellectual property to a third party in cases where the Company has not conducted any research or development activities and is solely licensing out the original intellectual property jointly developed by the Company and Princeton University. The Company may terminate the agreement at any time by giving 90 days written notice to Princeton University. Princeton may terminate the agreement if the Company should breach or fail to perform under the agreement, with written notice of default provided by Princeton University to the Company and only if the Company fails to cure the default within 60 days. The Company is obligated under the agreement to provide an annual progress report to Princeton University on any developments of the licensed technology as well as prosecution of the patents covering the technology and the use of commercially reasonable efforts to develop licensed products.

The Company has a collaborative research agreement dated May 2001 with the British Columbia Cancer Agency (“BCCA”) whereby in consideration for the license and conditional assignment of all Company-sponsored intellectual property to the Company by BCCA, the Company will pay to BCCA a royalty in the low single digits on net sales of royalty-bearing products in territories so long as a valid claim exists for inventions made between June 2000 and June 2005 under the agreement. All obligations relating to the conduct of the research and assignment of intellectual property have been completed. No payments of royalties have been made to date. Either party may terminate the agreement if the other party commits a material breach or default and such breach or default is not reasonably cured within 45 days.

In consideration of funding by the Leukemia & Lymphoma Society® (“LLS”) and transfer to the Company of any rights LLS may have to any project inventions developed during the term of the agreement, the Company must pay LLS a multiple on the LLS funding, (LLS funding is the $5 million in support of the Phase 3 study in addition to the approximately $4.1 million the Company received in support of the Phase 2 study.) Subject to exclusions under the agreement, the Company is obligated to pay LLS an amount equal to 50% of the cash payments the Company receives from out-licenses and transfers of rights to the product or other liquidity event, as defined in the agreement, until LLS has received an amount equal to 1.5 times the amount of funding the Company receives from LLS. The total amount payable by the Company to LLS will not exceed 3.55 times the amount of funding received from LLS, with the specific amount depending on when the payment(s) occur relative to the timing of the research program and product commercialization. The payments may take the form of cash payments or royalties (not to exceed 5% of net sales) but will not exceed the maximum amount referred to in the preceding sentence.

10.	Commitments and Contingencies

The Company has a worldwide exclusive license agreement with Princeton University dated June 2007 that provides the Company with exclusive rights to inventions developed by Princeton University arising from research sponsored by the Company between 2003 and 2007. These inventions are generally characterized as particulate constructs for release of active agents for medical application. The Company is obligated to pay a royalty on net sales to Princeton University of a low single-digit percentage if any invention is sold by the Company or a company to which the product covered by the invention was licensed by the Company, which was generated under the exclusive licensing agreement. No royalty or other product/sub-license-related payments have been made to date. The Company is obligated to provide Princeton University a percentage within the range of 45% to 55% of proceeds obtained from a sub-license of the intellectual property to a third party in cases where the Company has not conducted any research or development activities and is solely licensing out the original intellectual property jointly developed by the Company and Princeton University. The Company may terminate the agreement at any time by giving 90 days written notice to Princeton University. Princeton may terminate the agreement if the Company should breach or fail to perform under the agreement, with written notice of default provided by Princeton University to the Company and only if the Company fails to cure the default within 60 days. The Company is obligated under the agreement to provide an annual progress report to Princeton University on any developments of the licensed technology as well as prosecution of the patents covering the technology and the use of commercially reasonable efforts to develop licensed products.

The Company has a collaborative research agreement dated May 2001 with the British Columbia Cancer Agency (“BCCA”) whereby in consideration for the license and conditional assignment of all Company-sponsored intellectual property to the Company by BCCA, the Company will pay to BCCA a royalty in the low single digits on net sales of royalty-bearing products in territories so long as a valid claim exists for inventions made between June 2000 and June 2005 under the agreement. All obligations relating to the conduct of the research and assignment of intellectual property have been completed. No payments of royalties have been made to date. Either party may terminate the agreement if the other party commits a material breach or default and such breach or default is not reasonably cured within 45 days.

In consideration of funding by the Leukemia & Lymphoma Society® (“LLS”) and transfer to the Company of any rights LLS may have to any project inventions developed during the term of the agreement, the Company must pay LLS a multiple on the LLS funding, (LLS funding is the $5 million in support of the Phase 3 study in addition to the approximately $4.1 million the Company received in support of the Phase 2 study.) Subject to exclusions under the agreement, the Company is obligated to pay LLS an amount equal to 50% of the cash payments the Company receives from out-licenses and transfers of rights to the product or other liquidity event, as defined in the agreement, until LLS has received an amount equal to 1.5 times the amount of funding the Company receives from LLS. The total amount payable by the Company to LLS will not exceed 3.55 times the amount of funding received from LLS, with the specific amount depending on when the payment(s) occur relative to the timing of the research program and product commercialization. The payments may take the form of cash payments or royalties (not to exceed 5% of net sales) but will not exceed the maximum amount referred to in the preceding sentence.

The Company entered into office lease agreements for office space in Vancouver, British Columbia, that expires July 1, 2014 and Ewing, New Jersey, on July 2, 2018.

Minimum lease payments are as follows:

Year Ending December 31,	Minimum Payment Due
2013	$136,759
2014	206,683
2015	209,997
2016	176,773
2017	143,550
2018	72,373

Total	$946,135